Note 15 - Pension Plan (Details Textual) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	$ 4	$ 781
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	689	640
Defined Benefit Plan, Actuarial Gain on Plan Assets	$ 685	$ 140